PREPAID EXPENSES AND OTHER CURRENT ASSETS - Analysis of the allowance for doubtful debt in relation to other receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of the allowance for doubtful debt in relation to other receivables
Balance at beginning of the year	¥ 445,669	¥ 131,624
Addition	1,616	313,993
Write-off	(90,296)
Foreign exchange difference	46	52
Balance at the end of the year	¥ 357,035	¥ 445,669